Additional Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Additional Financial Information [Line Items]
Income Taxes Paid During the Year	$ 19.5	$ 22.8	$ 14.3